UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21727

                        First Trust Mortgage Income Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: July 31, 2011
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule of Investments is attached herewith.


FIRST TRUST MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JULY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

MORTGAGE-BACKED SECURITIES - 52.6%

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 41.2%
                  Adjustable Rate Mortgage Trust
$        372,228      Series 2004-5, Class 1A1 (b)...........     2.97%         04/25/35     $    326,849
                  Banc of America Funding Corp.
       1,039,310      Series 2005-F, Class 4A1 (b)...........     2.94%         09/20/35          771,965
                  Banc of America Mortgage Securities
         110,976      Series 2002-L, Class 1A1 (b)...........     2.78%         12/25/32           86,210
         151,552      Series 2004-K, Class 4A1 (b)...........     5.25%         12/25/34          143,166
       1,509,000      Series 2007-1, Class 1A26 .............     6.00%         03/25/37        1,359,467
       3,152,640      Series 2007-3, Class 2A3 ..............     7.00%         09/25/37          491,101
                  Bear Stearns Adjustable Rate Mortgage
                      Trust
       1,040,347      Series 2004-10, Class 12A3 (b).........     2.91%         11/25/34          848,066
       1,192,796      Series 2004-9, Class 12A3 (b)..........     3.12%         01/25/35        1,068,346
                  Chase Mortgage Finance Corp.
         724,340      Series 2007-A3, Class 3A1 (b)..........     5.88%         12/25/37          629,920
                  Countrywide Alternative Loan Trust
         408,294      Series 2004-14T2, Class A6 ............     5.50%         08/25/34          409,477
          74,783      Series 2004-1T1, Class A1 .............     5.00%         02/25/34           74,903
       1,463,500      Series 2005-J1, Class 2A1 .............     5.50%         02/25/25        1,422,491
                  Countrywide Home Loans
         344,426      Series 2004-HYB1, Class 2A (b).........     2.86%         05/20/34          292,312
         224,777      Series 2005-20, Class A7 ..............     5.25%         12/25/27          212,321
       1,250,327      Series 2005-J4, Class A4 ..............     5.50%         11/25/35        1,249,163
                  Credit Suisse First Boston Mortgage
                      Securities Corp.
       2,317,970      Series 2004-AR2, Class 1A1 (b).........     2.69%         03/25/34        1,725,672
                  First Horizon Mortgage Trust
       1,034,917      Series 2005-8, Class 1A5 ..............     5.75%         02/25/36        1,029,105
         766,068      Series 2006-2, Class 1A3 ..............     6.00%         08/25/36          746,972
                  GMAC Mortgage Corporation Loan Trust
         385,400      Series 2004-AR1, Class 22A (b).........     2.96%         06/25/34          324,903
                  GSR Mortgage Loan Trust
         325,562      Series 2005-AR2, Class 5A1 (b).........     2.80%         04/25/35          277,042
       2,937,694      Series 2007-1F, Class 3A10, IO ........     6.00%         01/25/37          304,764
                  Harborview Mortgage Loan Trust
         314,791      Series 2004-1, Class 2A (b)............     2.71%         04/19/34          303,941
       1,263,980      Series 2004-6, Class 3A1 (b)...........     2.81%         08/19/34          936,024
                  JP Morgan Mortgage Trust
       2,796,844      Series 2005-ALT1, Class 4A1 (b)........     5.37%         10/25/35        2,184,623
                  JP Morgan Re-REMIC
       3,014,187      Series 2009-7, Class 12A1 (b) (c) .....     6.25%         01/27/37        3,080,582
                  MASTR Alternative Loan Trust
         664,841      Series 2004-8, Class 5A1...............     6.00%         09/25/34          681,468
                  Merrill Lynch Mortgage Investors Trust
       1,593,138      Series 2005-A7, Class 2A1 (b)..........     5.29%         09/25/35        1,366,459
                  Morgan Stanley Mortgage Loan Trust
         256,107      Series 2004-7AR, Class 2A6 (b).........     2.48%         09/25/34          230,235
                  Provident Funding Mortgage Loan Trust
         489,411      Series 2005-1, Class 1A1 (b)...........     2.67%         05/25/35          425,592


                See Notes to Quarterly Portfolio of Investments           Page 1


FIRST TRUST MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JULY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

MORTGAGE-BACKED SECURITIES - (Continued)

                  COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
                  Residential Accredit Loans, Inc.
$        118,412      Series 2002-QS18, Class A1 ............     5.50%         12/25/17     $    121,187
       1,191,685      Series 2004-QS2, Class CB .............     5.75%         02/25/34        1,205,619
                  Residential Funding Mortgage Securities I
         518,783      Series 2005-S5, Class A5...............     5.25%         07/25/35          502,587
                  Sequoia Mortgage Trust
       3,079,099      Series 2007-1, Class 2A1 (b)...........     4.56%         02/20/47        2,494,686
                  Wachovia Mortgage Loan Trust, LLC
       1,126,703      Series 2006-A, Class 3A1 (b) ..........     4.97%         05/20/36        1,049,042
                  Washington Mutual Msc Mortgage Pass-Through
         786,713      Series 2004-RA1, Class 2A .............     7.00%         03/25/34          814,797
                  Wells Fargo Mortgage Backed Securities
                      Trust
         694,775      Series 2005-AR16, Class 1A1 (b)........     2.76%         10/25/35          686,504
         321,262      Series 2006-AR10, Class 5A2 (b)........     2.73%         07/25/36          267,831
       1,762,415      Series 2007-16, Class 1A1 .............     6.00%         12/28/37        1,842,434
         733,823      Series 2007-8, Class 2A7 ..............     6.00%         07/25/37          727,458
                                                                                             ------------
                                                                                               32,715,284
                                                                                             ------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.4%
                  Banc of America Merrill Lynch Commercial
                      Mortgage, Inc.
       1,000,000      Series 2007-2, Class A4 (b)............     5.82%         04/10/49        1,075,494
                  Citigroup/Deutsche Bank Commercial Mortgage
                      Trust
       1,000,000      Series 2007-CD4, Class A4 .............     5.32%         12/11/49        1,057,119
                  Greenwich Capital Commercial Funding Corp.
       1,000,000      Series 2007-GG11, Class A4 ............     5.74%         12/10/49        1,076,084
                  LB-UBS Commercial Mortgage Trust
       1,200,000      Series 2007-C7, Class A3...............     5.87%         09/15/45        1,320,608
                  Merrill Lynch/Countrywide Commercial
                      Mortgage Trust
       1,200,000      Series 2007-7, Class A4 (b)............     5.81%         06/12/50        1,292,815
                  Morgan Stanley Capital I, Inc.
       1,000,000      Series 2007-IQ14, Class A4.............     5.69%         04/15/49        1,076,013
                  Wachovia Bank Commercial Mortgage Trust
       1,000,000      Series 2007-C30, Class A5 .............     5.34%         12/15/43        1,062,859
       1,000,000      Series 2007-C32, Class A3 (b)..........     5.93%         06/15/49        1,074,377
                                                                                             ------------
                                                                                                9,035,369
                                                                                             ------------
                  TOTAL MORTGAGE-BACKED SECURITIES ...................................         41,750,653
                  (Cost $40,737,911)                                                         ------------


U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 71.8%

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 37.7%
                  Federal Home Loan Mortgage Corp.
       1,473,521     Series 2641, Class SC (d)..............     13.53%        07/15/33      $  1,647,020
       6,832,972     Series 2807, Class SB, IO (d)..........      7.26%        11/15/33         1,227,132


Page 2          See Notes to Quarterly Portfolio of Investments


FIRST TRUST MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JULY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - (Continued)

                  COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
                  Federal Home Loan Mortgage Corp.
                      (Continued)
$        394,596      Series 2870, Class JI, IO .............     5.00%         10/15/27     $        594
          51,603      Series 2888, Class OI, IO .............     5.00%         01/15/27               58
         643,939      Series 2921, Class IQ, IO .............     5.00%         01/15/29            7,359
         292,379      Series 2938, Class PI, IO .............     5.00%         11/15/28            4,073
         600,832      Series 3000, Class SU (d)..............    22.61%         04/15/35          744,352
         624,099      Series 3069, Class LI, IO .............     5.50%         08/15/32           50,445
           8,988      Series 3171, Class CS (d)..............    38.18%         06/15/36            9,116
         268,044      Series 3195, Class SX (d)..............    44.94%         07/15/36          506,442
       2,676,118      Series 3562, Class KI, IO .............     4.50%         11/15/22          275,231
          57,689      Series 3569, Class SN (d)..............    13.53%         08/15/39           58,287
       2,523,800      Series 3593, Class IP, IO .............     5.00%         06/15/36          282,892
      10,321,860      Series 3619, Class EI, IO .............     4.50%         05/15/24        1,354,990
       4,735,439      Series 3692, Class PS, IO (d)..........     6.41%         05/15/38          823,851
       2,573,078      Series 3702, Class SK (d)..............    14.14%         08/15/40        2,608,156
      12,877,161      Series 3726, Class KI, IO .............     3.50%         04/15/25        1,624,051
       5,968,676      Series 3870, Class WS, IO (d)..........     6.41%         06/15/31        1,052,711
                  Federal Home Loan Mortgage Corp., STRIP
       9,852,437      Series 227, Class IO, IO ..............     5.00%         12/01/34        2,130,473
       4,828,384      Series 232, Class IO, IO ..............     5.00%         08/01/35          993,403
                  Federal National Mortgage Association
       2,224,835      Series 2005-122, Class SN (d)..........    27.85%         01/25/36        3,275,339
         229,883      Series 2005-39, Class BI, IO ..........     5.00%         06/25/28            2,221
         324,038      Series 2005-91, Class SH (d)...........    23.15%         05/25/33          448,584
       3,267,563      Series 2008-50, Class AI, IO ..........     5.50%         06/25/23          227,280
       1,316,310      Series 2009-111, Class SB (d)..........     7.70%         04/25/35        1,208,691
       3,772,627      Series 2009-56, Class PI, IO ..........     5.00%         11/25/30           46,522
       6,309,540      Series 2010-103, Class ID, IO .........     5.00%         09/25/40          972,047
       9,440,609      Series 2010-139, Class KI, IO .........     1.09%         12/25/40          480,874
       5,000,000      Series 2010-142, Class PS, IO (d)......     5.86%         05/25/40          768,406
       3,683,867      Series 2010-145, Class TI, IO .........     3.50%         12/25/20          351,131
      13,530,656      Series 2010-40, Class MI, IO ..........     4.50%         08/25/24        1,631,459
                  Federal National Mortgage Association, STRIP
       5,203,214      Series 360, Class 2, IO ...............     5.00%         08/01/35        1,067,712
       7,872,317      Series 406, Class 6, IO (b)............     4.00%         01/25/41        1,698,449
                  Government National Mortgage Association
       3,170,939      Series 2009-65, Class NJ, IO ..........     5.50%         07/20/39          429,341
       5,395,642      Series 2010-115, Class IQ, IO .........     4.50%         11/20/38        1,041,333
       5,850,076      Series 2011-69, Class CI, IO ..........     5.00%         03/20/36          816,871
                                                                                             ------------
                                                                                               29,866,896
                                                                                             ------------


                See Notes to Quarterly Portfolio of Investments           Page 3


FIRST TRUST MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JULY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - (Continued)

                  PASS-THROUGH SECURITIES - 34.1%
                  Federal Home Loan Mortgage Corp.
$      2,721,147      Pool A94738 (e)........................     4.50%         11/01/40     $  2,843,538
       1,491,902      Pool K36017 (e)........................     5.00%         09/01/47        1,580,500
                  Federal National Mortgage Association
       3,392,700      Pool 256182 (e)........................     6.00%         03/01/36        3,711,011
       3,279,853      Pool 256328 (e)........................     6.50%         07/01/36        3,614,354
       3,994,888      Pool 831145 (e)........................     6.00%         12/01/35        4,431,494
       4,349,551      Pool 843971 (e)........................     6.00%         11/01/35        4,843,948
       1,684,977      Pool 872303 ...........................     6.00%         05/01/36        1,862,812
       3,816,094      Pool 880203 (e)........................     6.00%         02/01/36        4,171,745
                                                                                             ------------
                                                                                               27,059,402
                                                                                             ------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ............         56,926,298
                  (Cost $52,993,789)                                                         ------------


ASSET-BACKED SECURITIES - 0.4%
                  Green Tree Financial Corp.
         143,906      Series 1997-2, Class A6 (b)............     7.24%         06/15/28          158,230
         153,332      Series 1997-3, Class A6 ...............     7.32%         03/15/28          168,993
                                                                                             ------------
                  TOTAL ASSET-BACKED SECURITIES ......................................            327,223
                  (Cost $316,428)                                                            ------------

                  TOTAL INVESTMENTS - 124.8% .........................................         99,004,174
                  (Cost $94,048,128) (f)                                                     ------------

   PRINCIPAL
     VALUE                                       DESCRIPTION                                    AMOUNT
----------------  -------------------------------------------------------------------------  ------------

REVERSE REPURCHASE AGREEMENTS - (30.2%)
$     (7,587,500) With Credit Suisse 0.25% dated 07/05/11, to be repurchased at
                  $7,590,872 on 09/07/11...................................................    (7,587,500)
     (12,192,500) With Credit Suisse 0.24% dated 07/15/11, to be repurchased at
                  $12,195,020 on 08/15/11..................................................   (12,192,500)
      (4,169,000) With Credit Suisse 0.26% dated 07/19/11, to be repurchased at
                  $4,171,740 on 10/18/11...................................................    (4,169,000)
                                                                                             ------------
                  TOTAL REVERSE REPURCHASE AGREEMENTS......................................   (23,949,000)
                                                                                             ------------


                  NET OTHER ASSETS AND LIABILITIES - 5.4% .................................     4,255,285
                                                                                             ------------
                  NET ASSETS - 100.0% .....................................................  $ 79,310,459
                                                                                             ============

---------------------------------------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2011.

Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JULY 31, 2011 (UNAUDITED)


(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund does not have the right to demand that this security be registered. This security is valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A in the Notes to Quarterly Portfolio of Investments) and is not expressed as a discount to the carrying value of a comparable unrestricted security. This security was acquired on September 9, 2009, has a current carrying cost of $2,904,927, a carrying value per share of $1.02 and represents 3.88% of net assets.

(d) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at July 31, 2011.

(e) This security or a portion of this security is segregated as collateral for reverse repurchase agreements.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,139,821 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,183,775.

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

STRIP Separate Trading of Registered Interest and Principal of Securities

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                 LEVEL 2       LEVEL 3
                                                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                                                    7/31/2011      PRICES        INPUTS         INPUTS
                                                  -------------  -----------  -------------  ------------
Mortgage-Backed Securities......................  $  41,750,653  $        --  $  41,750,653  $         --
U.S. Government Agency Mortgage-Backed
  Securities....................................     56,926,298           --     56,926,298            --
Asset-Backed Securities.........................        327,223           --        327,223            --
                                                  -------------  -----------  -------------  ------------

TOTAL INVESTMENTS...............................  $  99,004,174  $        --  $  99,004,174  $         --
                                                  =============  ===========  =============  ============


The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

INVESTMENTS AT FAIR VALUE                                            NET       CHANGE IN NET
USING SIGNIFICANT                                                 REALIZED      UNREALIZED                     BALANCE AS
UNOBSERVABLE INPUTS           BALANCE AS OF      TRANSFERS IN       GAINS      APPRECIATION    NET PURCHASES   OF JULY 31,
(LEVEL 3)                    OCTOBER 31, 2010  (OUT) OF LEVEL 3   (LOSSES)    (DEPRECIATION)      (SALES)         2011
--------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities     $ 3,747,608      $ (3,080,582)     $ 27,328    $  (93,166)        $ (601,188)        $  --
                             =============================================================================================


                See Notes to Quarterly Portfolio of Investments           Page 5

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                        FIRST TRUST MORTGAGE INCOME FUND
                           JULY 31, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Mortgage Income Fund (the "Fund") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Securities for which market quotations are readily available are valued using the last reported sale price on the business day as of which such value is being determined. If no sales are reported on such business day (as in the case of some securities traded over-the-counter), the last reported bid price is used, except that certain U.S. Government securities are valued at the mean between the last reported bid and asked prices. Mortgage-backed securities ("MBS") and other debt securities not traded in an organized market are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;


      5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

      12)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

                        FIRST TRUST MORTGAGE INCOME FUND
                           JULY 31, 2011 (UNAUDITED)


      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o  Quoted prices for similar securities in active markets.

            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of July 31, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At July 31, 2011, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. REVERSE REPURCHASE AGREEMENTS:

Reverse repurchase agreements are utilized as leverage for the Fund. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which Fund assets are pledged as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the loan will be repaid and the collateral will correspondingly be received back to the Fund. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.


Information for the period ended July 31, 2011:

      Maximum amount outstanding during the period..................$24,495,000

      Average amount outstanding during the period*.................$17,855,505

      Average monthly Common Shares outstanding during the period...  4,060,219

      Average debt per Common Share outstanding during the period...      $4.40



* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the period ended July 31, 2011.

During the period ended July 31, 2011, interest rates ranged from 0.08% to 0.38%, with a weighted average interest rate of 0.26%, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $35,322.

D. INVERSE FLOATING-RATE SECURITIES:

An inverse floating-rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio. These securities, if held in the Fund, are identified on the Portfolio of Investments.

                        FIRST TRUST MORTGAGE INCOME FUND
                           JULY 31, 2011 (UNAUDITED)


E. STRIPPED MORTGAGE-BACKED SECURITIES:

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an interest-only or IO security and all of the principal is distributed to holders of another type of security known as a principal-only or PO security. These securities, if held in the Fund, are identified on the Portfolio of Investments.

F. INTEREST-ONLY SECURITIES:

An interest-only security ("IO Security") is the interest-only portion of a MBS that receives some or all of the interest portion of the underlying MBS and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if held in the Fund, are identified on the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Mortgage Income Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                        --------------------------------------------------------
                        James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                        (principal executive officer)

Date  September 21, 2011
    ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                        --------------------------------------------------------
                        James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                        (principal executive officer)

Date  September 21, 2011
    ----------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                        --------------------------------------------------------
                        Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                        (principal financial officer)

Date  September 21, 2011
    ----------------------

* Print the name and title of each signing officer under his or her signature.